Risk management and concentrations of risk (Details 2) (Interest Rate Swap [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Ineffective portion of cash flow hedge	$ (145)
Amortization of amount excluded from hedge effectiveness	(11)
Reclassification from accumulated other comprehensive income	(5)
Loss on derivative financial instruments	(161)
Realized Gains (Losses) [Member]
Ineffective portion of cash flow hedge	0
Amortization of amount excluded from hedge effectiveness	0
Reclassification from accumulated other comprehensive income	0
Loss on derivative financial instruments	0
Unrealized Gains (Losses) [Member]
Ineffective portion of cash flow hedge	(145)
Amortization of amount excluded from hedge effectiveness	(11)
Reclassification from accumulated other comprehensive income	(5)
Loss on derivative financial instruments	$ (161)